Supplemental Cash Flow Statement Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Non-cash Investing and Financing Activities
Noncash preferred stock dividends		$ 246	$ 246	$ 463
Issuance of common stock upon conversion of preferred stock	125	2,246	2,246	307
Issuance of warrants with term loan extensions / revolver draws	$ 809	$ 2,218	$ 2,218	$ 361